Critical accounting judgments and estimates	12 Months Ended
Dec. 31, 2024
Critical accounting judgments and estimates
Critical accounting judgments and estimates
4	Critical accounting judgments and estimates

The preparation of the Group’s consolidated financial statements in conformity with the above requirements requires Management to make certain critical accounting estimates and assumptions that affect the reported amounts of assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revision to accounting estimates are recognised in the period in which the estimate is revised and in any future periods affected. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of asset or liability affected in future periods. Such estimates and assumptions are as follows:

4.1	Business combinations

The Group records tangible and intangible assets acquired and liabilities assumed in business combinations under the acquisition method of accounting. Acquisition consideration typically includes cash payments and equity issued as consideration. In acquisitions where no consideration is transferred, goodwill is measured based on the fair value of the acquiree. Amounts paid for each acquisition are allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition inclusive of identifiable intangible assets. The estimated fair value of identifiable assets and liabilities, including intangibles, are based on valuations that use information and assumptions available to management. The Group allocates any excess purchase price over the fair value of the tangible and identifiable intangible assets acquired and liabilities assumed to goodwill.

Significant management judgments and assumptions are required in determining the fair value of assets acquired and liabilities assumed, particularly for acquired intangible assets, including estimated useful lives. The valuation of purchased intangible assets is based upon estimates of the future performance and discounted cash flows of the acquired business. Each asset acquired or liability assumed is measured at estimated fair value from the perspective of a market participant.

4.2	Impairment of assets

The carrying values of long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. If any indication exists, then the asset’s recoverable amount is estimated. Determining the recoverable amount is subjective and requires management to estimate future growth, profitability, discount and terminal growth rates, and project future cash flows, among other factors. Future events and changing market conditions may impact our assumptions as to prices, costs or other factors that may result in changes to our estimates of future cash flows.

If it is concluded that a definite or indefinite long-lived asset is impaired, a loss in an amount equal to the excess of the carrying value of the asset over its fair value at the date of impairment is recognized. The fair value at the date of the impairment becomes the new cost basis and will result in a lower depreciation expense than for periods before the asset’s impairment.

4.3	Earnout liabilities

The Group uses accounting estimates in measuring the fair value of its earnouts liabilities. The Group used a Monte Carlo simulation based on the frequency that each tranche vests to value the dilutive impact of per share. The assumptions used in the valuation are disclosed in Note 31.

4.4	Derivative warrant liabilities

The Group’s derivative liabilities related to its public and private warrants are measured using appropriate valuation method. Public warrants derivative liabilities are measured using Binomial lattice model while Black-Scholes Options Pricing Model (“BSOPM”) was used to value the private warrants. The assumptions used in the valuation are disclosed in Note 31.

4	Critical accounting judgments and estimates (continued)
4.5	Leases
i)	Determination of lease term

IFRS 16 requires the Group to assess the lease term as the non-cancellable lease term in line with the lease contract together with the period for which the Group has extension options which the Group is reasonably certain to exercise and the periods for which the Group has termination options for which the Group is not reasonably certain to exercise those termination options. The Group assesses the options to extend or terminate their leases offices in multiple locations of operations. Management has not assessed the lease extension term where such clauses are required to be mutually agreed between the Group and the lessor. In cases where the lease extension is solely at the discretion of the Group as a lessee, Management is reasonably certain that such leases will not be renewed beyond the non-cancellable lease term and no extension options have been exercised.

ii)	Discount rate

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security, and conditions.

4.6	Deferred tax asset

Deferred tax is recognised and provides for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax reflects the manner of recovery of underlying assets and is measured at the prevailing tax rates that are expected to be applied to the temporary differences when they reverse. A deferred tax asset is recognised to the extent that it is probable that future taxable profits will be available against which temporary differences can be utilized. Deferred tax assets are reviewed periodically and reduced to the extent that it is no longer probable that the related tax benefit will be realised. Deferred tax assets have been recognised by a certain subsidiary of the Group on their trading losses where utilisation is probable, given that there is probable future taxable gain to offset against these losses. The Group continuously reviews the recoverability of the deferred tax asset for any significant changes to these assumptions.

4.7	Share-based payments

The Group issued share-based payment awards to employees starting from May 2017. While there was a mutual understanding with the employees regarding the terms of the award, its formal approval was pending, and therefore “grant date” was not achieved. The grant date will be achieved on an “exit event” which includes “merger, consolidation, sale of assets, or other change in control of the Parent Company, or otherwise in accordance with the terms of the Option Rules and the Award agreement”. However, the cost of awards is recognised in advance of the grant date, over the period services are rendered by the employees, by estimating the fair value of the equity instruments at the end of each reporting period to comply with the requirements of IFRS.

During 2022, the exit event was achieved on 31 March 2022 and all the awards outstanding were granted. The employees are eligible to exercise their vested options in accordance with the SEC rules which include a lock-up period of 6 months after the exit event. The exit event is not a vesting condition.

The shares’ awarded charge is amortised over the period services are rendered by the employees.

4.8	ECL assumptions

The Group estimates the expected credit loss under the simplified approach using a provision matrix which applies the relevant loss rates to the outstanding trade receivable balances (i.e. an aged analysis). Different loss rates are determined depending on the number of days that the trade and other receivables are outstanding. Depending on the diversity of the end-user base, the Group uses appropriate groupings (known as customer segments) based on homogeneous risk characteristics.

4	Critical accounting judgments and estimates (continued)
4.8	ECL assumptions (continued)

The estimates mainly involve the following:

●	Determining appropriate customer segments – Estimating the risk characteristics and concluding whether a group of customers will exhibit similar loss patterns in the future;
●	Appropriateness of historical loss rates – Estimating whether the macroeconomic outlook for the prior periods is consistent with the current outlook or if any adjustment is needed;
●	Default definition – Management defines its policy of what is considered as a default which is consistent with the internal credit risk management policy of the Group. The default definition includes the impact of qualitative factors wherever necessary; and
●	Forward-looking analysis – Management assesses whether in the past, there has been a plausible relationship between the macroeconomic indicators and the historical loss patterns. In case there is a plausible relationship and a strong correlation, Management estimates the impact of the future economic outlook on the loss patterns based on forecasted statistics.

The Group uses a simplified approach which includes a provision matrix for large portfolio of customers which have similar risk characteristics (through ‘determining appropriate customer segments’ discussed above) to calculate expected credit losses (ECL) for trade receivables and other receivables based on the Group’s historical observed default rates, derived from the number of days past due for various customer segments that have similar loss patterns. These historical observed default rates are then adjusted for forward-looking information through the forward looking analysis discussed above.

The assessment of the correlation between historical observed default rates, forecasted economic conditions and resulting ECL is a significant estimate. The amount of ECL is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of the customer’s actual default in the future.

4.9	Legal claims and obligations

The Group estimates the legal provisions and liabilities based on the legal opinion of the in-house counsel and with the use of external experts if necessary and with reference to historical events. For a liability to qualify for recognition there must be not only a present obligation but also the probability of an outflow of resources embodying economic benefits to settle that obligation. When an event is more likely to occur than not to occur, management regards the event as probable and if all recognition criteria is met a provision is recognised.

In rare cases when a reliable estimate cannot be made, or when the likelihood of an event occurring is equal to or less than the likelihood of the event not occurring, a liability cannot be recognized. In such cases, the group discloses a contingent liability unless the possibility of an outflow of resources embodying economic benefits is remote, in which case no disclosure is required.

Contingent liabilities may develop in a way not initially expected. Therefore, the management asses the contingent liabilities continually to determine whether an outflow of resources embodying economic benefits has become probable. If it becomes probable that an outflow of future economic benefits will be required for an item previously dealt with as a contingent liability, a provision is recognised in the consolidated financial statements of the period in which the change in probability occurs.